Income Taxes Expenses - Changes in valuation allowance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes Expenses
Balance at the beginning of the year	$ 25,704,005	$ 26,748,482	$ 19,130,278
Movement	8,051,215	(567,897)	7,257,873
Tax loss carry forwards expired	(91,863)	(423,517)	(398,718)
Exchange difference effect		(53,063)	759,049
Balance at the end of the year	$ 33,663,357	$ 25,704,005	$ 26,748,482